Exploration and Evaluation Assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jul. 01, 2023
Acquisition:
Balance, beginning of period	$ 22,199
Option payments	41
Balance, period end	22,240
Exploration and Evaluation:
Balance, beginning period	23,771
Lanxess 1A evaluation costs	12
Balance, period end	23,783
Exploration and evaluation assets	46,023	$ 45,970	$ 75,410
California property
Acquisition:
Balance, beginning of period	16,199
Option payments	41
Balance, period end	16,240
Exploration and Evaluation:
Balance, beginning period	3,379
Balance, period end	3,379
Exploration and evaluation assets	19,619	19,578
Commercial Plant Evaluation (Lanxess 1A)
Acquisition:
Balance, beginning of period	6,000
Balance, period end	6,000
Exploration and Evaluation:
Balance, beginning period	20,392
Lanxess 1A evaluation costs	12
Balance, period end	20,404
Exploration and evaluation assets	$ 26,404	$ 26,392